Document and Entity Information	Sep. 17, 2021
Prospectus:
Document Type	497
Document Period End Date	Sep. 17, 2021
Registrant Name	CALAMOS INVESTMENT TRUST/IL
Entity Central Index Key	0000826732
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 17, 2021
Document Effective Date	Sep. 17, 2021
Prospectus Date	Mar. 01, 2021
Calamos Market Neutral Income Fund | Class A
Prospectus:
Trading Symbol	CVSIX
Calamos Market Neutral Income Fund | Class C
Prospectus:
Trading Symbol	CVSCX
Calamos Market Neutral Income Fund | Class I
Prospectus:
Trading Symbol	CMNIX
Calamos Market Neutral Income Fund | Class R6
Prospectus:
Trading Symbol	CVSOX
Calamos Hedged Equity Fund | Class A
Prospectus:
Trading Symbol	CAHEX
Calamos Hedged Equity Fund | Class C
Prospectus:
Trading Symbol	CCHEX
Calamos Hedged Equity Fund | Class I
Prospectus:
Trading Symbol	CIHEX
Calamos Total Return Bond Fund | CLASS A SHARES
Prospectus:
Trading Symbol	CTRAX
Calamos Total Return Bond Fund | CLASS C SHARES
Prospectus:
Trading Symbol	CTRCX
Calamos Total Return Bond Fund | CLASS I SHARES
Prospectus:
Trading Symbol	CTRIX
Calamos High Income Opportunities Fund | Class A
Prospectus:
Trading Symbol	CHYDX
Calamos High Income Opportunities Fund | Class C
Prospectus:
Trading Symbol	CCHYX
Calamos High Income Opportunities Fund | Class I
Prospectus:
Trading Symbol	CIHYX
Calamos Short-Term Bond Fund | Class I
Prospectus:
Trading Symbol	CSTIX
Calamos Short-Term Bond Fund | Class A
Prospectus:
Trading Symbol	CSTBX